INCOME TAXES - Schedule of Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal	$ (984)
Foreign	150	$ (890)	$ 2,355
Total current income tax expense (benefit)	(834)	(890)	2,355
Deferred
Foreign	803	512	(1,092)
Total deferred tax expense (benefit)	803	512	(1,092)
Total income tax expense (benefit)	$ (31)	$ (378)	$ 1,263